Financial risk management - Disclosure of effects of hedge accounting on financial position and year-to-date performance for each type of hedge (Details) £ in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(8,098)	(6,767)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ 660	£ 756
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(21)	(25)
Change in value used for calculating ineffectiveness, Hedged item	(104)	106
Change in value used for calculating ineffectiveness, Hedging instrument	97	(94)
Hedge ineffectiveness	(7)	12
Foreign currency and interest rate risk | Fair value hedges | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	7,767	6,414
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	314	118
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Non-current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 7,453	£ 6,296
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(13,762)	(14,769)
Balance in cash flow hedge reserve, Continuing hedges	£ 258	£ 376
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	(359)	(33)
Change in value used for calculating ineffectiveness, Hedging instrument	356	27
Hedge ineffectiveness	£ (3)	£ (6)
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,715)	(1,907)
Balance in cash flow hedge reserve, Continuing hedges	£ (22)	£ (43)
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	(21)	12
Change in value used for calculating ineffectiveness, Hedging instrument	21	(12)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,210)	(2,641)
Balance in translation reserve, Continuing hedges	£ 76	£ 55
Balance in translation reserve, Discontinued hedges	(2,520)	(2,523)
Change in value used for calculating ineffectiveness, Hedged item	(32)	(56)
Change in value used for calculating ineffectiveness, Hedging instrument	32	56
Hedge ineffectiveness	£ 0	£ 0